Appendix 2	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012

APPENDIX 2 ADDITIONAL INFORMATION OFFICIAL BULLETIN No. 715 OF FEBRUARY 3, 2012

This appendix is part of Note 10, “Trade and Other Receivables,” and forms an integral part of these consolidated financial statements.

a)	Portfolio stratification

-    Trade and other receivables by maturity:

	12-31-2020
Trade and other current receivables	Up-to-date	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
Trade receivables, gross	2,135,722	580,640	124,262	852,428	3,693,052	354,376
Allowance for impairment	(19,775)	(25,636)	(31,925)	(607,172)	(684,508)	(65,015)
Accounts receivable for financial leasing	584	-	-	-	584	8,214
Allowance for impairment	(16)	-	-	-	(16)	(214)
Other receivables, gross	231,310	-	-	-	231,310	281,333
Allowance for impairment	(5,487)	-	-	-	(5,487)	(170)
Total	2,342,338	555,004	92,337	245,256	3,234,935	578,524

	12-31-2019
Trade and other current receivables	Up-to-date	1 - 90 days in arrears	91 - 180 days in arrears	More than 181 days in arrears	Total Current	Total Non- Current
Trade receivables, gross	1,634,722	569,852	121,125	893,346	3,219,045	122,428
Allowance for impairment	(6,115)	(18,035)	(25,674)	(592,763)	(642,587)	(22,552)
Other receivables, gross	1,024,368	-	-	-	1,024,368	494,790
Allowance for impairment	(96,369)	-	-	-	(96,369)	(6,709)
Total	2,556,606	551,817	95,451	300,583	3,504,457	587,957

-    By type of portfolio:

	12-31-2020						12-31-2019
Time in Arrears	Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio		Non-renegotiated portfolio		Renegotiated portfolio		Total Gross Portfolio
	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount	Number of customers	Gross amount
Up-to-date	9,945,761	2,211,900	6,354,193	278,198	16,299,954	2,490,098	10,442,984	1,570,017	2,243,270	187,133	12,686,254	1,757,150
1 to 30 days	9,176,101	314,733	659,102	24,711	9,835,203	339,444	10,554,688	367,028	274,004	19,590	10,828,692	386,618
31 to 60 days	3,701,107	108,544	323,324	15,590	4,024,431	124,134	2,891,196	113,544	168,392	11,307	3,059,588	124,851
61 to 90 days	2,534,180	106,748	202,523	10,314	2,736,703	117,062	1,646,411	47,895	145,445	10,488	1,791,856	58,383
91 to 120 days	1,724,446	35,933	193,115	9,759	1,917,561	45,692	1,298,837	36,572	147,648	10,110	1,446,485	46,682
121 to 150 days	1,523,287	33,667	177,697	9,147	1,700,984	42,814	1,071,803	29,595	126,358	8,851	1,198,161	38,446
151 to 180 days	1,139,659	27,439	140,387	8,317	1,280,046	35,756	1,178,308	28,208	116,975	7,789	1,295,283	35,997
181 to 210 days	775,377	58,020	132,352	6,387	907,729	64,407	844,830	53,458	109,466	7,522	954,296	60,980
211 to 250 days	504,524	23,907	167,038	6,891	671,562	30,798	586,763	38,692	115,965	7,463	702,728	46,155
More than 251 days	13,507,750	670,403	1,701,673	86,820	15,209,423	757,223	12,673,241	702,719	1,560,492	83,492	14,233,733	786,211
Total	44,532,192	3,591,294	10,051,404	456,134	54,583,596	4,047,428	43,189,061	2,987,728	5,008,015	353,745	48,197,076	3,341,473

b)	Portfolio in default and in legal collection process.

	2020		2019
Portfolio in Default and in Legal Collection Process	Number of customers	Amount	Number of customers	Amount
Notes receivable in default	1,218,370	252,488	907,062	111,016
Notes receivable in legal collection process (*)	13,661	54,986	9,399	44,329
Total	1,232,031	307,474	916,461	155,345

(*)Legal collections are included in the portfolio in arrears.

c)	Provisions and write-offs

Provisions and write-offs	12-31-2020	12-31-2019
Provision for non-renegotiated portfolio	204,419	107,628
Provision for renegotiated portfolio	38,529	52,617
Recoveries	(576)	(995)
Total	242,372	159,250

d)	Number and amount of operations

	12-31-2020		12-31-2019
Number and Amount of Transactions	Total detail by type of transaction Last Quarter	Total detail by type of operation Year-to- date	Total detail by type of transaction Last Quarter	Total detail by type of operation Year-to- date
Allowance for impairment and recoveries:
Number of transactions	377,287	3,800,417	1,261,020	3,887,467
Amount of the transactions	49,648	242,372	60,327	159,250

Appendix 2.1 Supplementary Information On Trade Receivables

APPENDIX 2.1 SUPPLEMENTARY INFORMATION ON TRADE RECEIVABLES

This appendix is part of Note 10, “Trade and Other Receivables,” and forms an integral part of these consolidated financial statements.

a)Portfolio stratification

-    Trade receivables by time in arrears:

	12-31-2020
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables, Generation and Transmission	570,481	20,280	886	43,848	49	1	79	2,325	288	3,042	2,665	643,944	29,555
- Large Clients	76,662	20,098	863	3,946	-	-	-	2,065	-	2,968	-	106,602	29,536
- Institutional Clients	55,544	-	-	-	-	-	-	-	-	-	-	55,544	-
- Other	438,275	182	23	39,902	49	1	79	260	288	74	2,665	481,798	19
Allowance for impairment	(455)	(6)	(3)	-	(1)	-	-	(307)	-	(2,968)	(2,456)	(6,196)	(29,103)

Unbilled services	514,703	-	-	-	-	-	-	-	-	-	-	514,703	-
Billed services	55,778	20,280	886	43,848	49	1	79	2,325	288	3,042	2,665	129,241	29,555

Trade receivables, Distribution	1,565,241	319,164	123,248	73,214	45,643	42,813	35,677	62,082	30,510	91,245	660,271	3,049,108	324,821
- Mass-market Clients	1,069,469	238,880	90,411	42,427	31,033	30,426	24,545	47,689	19,323	61,763	438,879	2,094,845	262,530
- Large Clients	374,227	58,211	20,058	10,984	8,380	7,597	7,364	10,669	6,000	20,894	142,121	666,505	15,498
- Institutional Clients	121,545	22,073	12,779	19,803	6,230	4,790	3,768	3,724	5,187	8,588	79,271	287,758	46,793
Allowance for impairment	(19,320)	(4,185)	(10,913)	(10,529)	(9,643)	(13,056)	(9,225)	(40,673)	(18,550)	(51,215)	(491,003)	(678,312)	(35,912)

Unbilled services	506,230	-	-	-	-	-	-	-	-	-	-	506,230	-
Billed services	1,059,011	319,164	123,248	73,214	45,643	42,813	35,677	62,082	30,510	91,245	660,271	2,542,878	324,821

Total trade receivables, gross	2,135,722	339,444	124,134	117,062	45,692	42,814	35,756	64,407	30,798	94,287	662,936	3,693,052	354,376
Total Allowance for impairment	(19,775)	(4,191)	(10,916)	(10,529)	(9,644)	(13,056)	(9,225)	(40,980)	(18,550)	(54,183)	(493,459)	(684,508)	(65,015)
Total trade receivables, net	2,115,947	335,253	113,218	106,533	36,048	29,758	26,531	23,427	12,248	40,104	169,477	3,008,544	289,361

	12-31-2019
Trade receivables	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
Trade receivables, Generation and Transmission	343,351	17,089	8,196	184	856	32	47	89	629	6,354	44,283	421,110	90
- Large Clients	88,188	16,659	7,975	30	42	28	42	-	2	2,973	5	115,944	9
- Institutional Clients	138,566	-	-	-	-	-	-	-	-	-	-	138,566	-
- Other	116,597	430	221	154	814	4	5	89	627	3,381	44,278	166,600	81
Allowance for impairment	5,124	(16)	(178)	(30)	(42)	(28)	(39)	-	(2)	(2,973)	(11,586)	(9,770)	-

Unbilled services	212,248	-	-	-	-	-	-	-	-	-	-	212,248	-
Billed services	131,103	17,089	8,196	184	856	32	47	89	629	6,354	44,283	208,862	90

Trade receivables, Distribution	1,291,371	369,529	116,655	58,199	45,826	38,414	35,950	60,891	45,526	97,339	638,235	2,797,935	122,338
- Mass-market Clients	721,018	258,671	87,270	39,214	31,694	25,209	25,146	47,492	31,098	63,599	451,530	1,781,941	34,580
- Large Clients	415,100	76,194	16,643	8,992	7,701	5,947	4,194	7,462	5,329	18,712	118,248	684,522	15,956
- Institutional Clients	155,253	34,664	12,742	9,993	6,431	7,258	6,610	5,937	9,099	15,028	68,457	331,472	71,802
Allowance for impairment	(11,239)	(3,769)	(7,136)	(6,906)	(7,310)	(8,266)	(9,989)	(40,989)	(25,358)	(54,280)	(457,575)	(632,817)	(22,552)

Unbilled services	554,064	-	-	-	-	-	-	-	-	-	-	554,064	-
Billed services	737,307	369,529	116,655	58,199	45,826	38,414	35,950	60,891	45,526	97,339	638,235	2,243,871	122,338

Total trade receivables, gross	1,634,722	386,618	124,851	58,383	46,682	38,446	35,997	60,980	46,155	103,693	682,518	3,219,045	122,428
Total Allowance for impairment	(6,115)	(3,785)	(7,314)	(6,936)	(7,352)	(8,294)	(10,028)	(40,989)	(25,360)	(57,253)	(469,161)	(642,587)	(22,552)
Total trade receivables, net	1,628,607	382,833	117,537	51,447	39,330	30,152	25,969	19,991	20,795	46,440	213,357	2,576,458	99,876

Since not all of our commercial databases in our Group’s different consolidated entities distinguish whether the final electricity service consumer is an individual or legal entity, the main management segmentation used by all consolidated entities to monitor and follow up on trade receivables is the following:

-    Mass-market customers

-    Large customers

-    Institutional customers

-    By type of portfolio:

	12-31-2020
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	570,481	20,280	886	43,848	49	1	79	2,325	288	5,707	-	643,944	628
- Large Clients	76,662	20,098	863	3,946	-	-	-	2,065	-	2,968	-	106,602	-
- Institutional Clients	55,544	-	-	-	-	-	-	-	-	-	-	55,544	-
- Other	438,275	182	23	39,902	49	1	79	260	288	2,739	-	481,798	628
Renegotiated portfolio	-	-	-	-	-	-	-	-	-	-	-	-	28,927
- Large Clients	-	-	-	-	-	-	-	-	-	-	-	-	28,927
- Institutional Clients	-	-	-	-	-	-	-	-	-	-	-	-	-
- Other	-	-	-	-	-	-	-	-	-	-	-	-	-

DISTRIBUTION
Non-renegotiated portfolio	1,444,504	294,453	107,658	62,900	35,884	33,666	27,360	55,695	23,619	664,696	-	2,750,435	196,287
- Mass-market Clients	979,330	221,045	79,769	34,801	23,547	23,670	19,382	43,181	14,971	443,333	-	1,883,029	191,559
- Large Clients	349,489	53,788	17,629	9,207	7,070	6,316	5,195	9,579	4,769	147,615	-	610,657	4,512
- Institutional Clients	115,685	19,620	10,260	18,892	5,267	3,680	2,783	2,935	3,879	73,748	-	256,749	216
Renegotiated portfolio	120,737	24,711	15,590	10,314	9,759	9,147	8,317	6,387	6,891	86,820	-	298,673	128,534
- Mass-market Clients	90,140	17,835	10,642	7,626	7,484	6,755	5,164	4,508	4,353	57,309	-	211,816	99,922
- Large Clients	24,737	4,423	2,429	1,777	1,311	1,282	2,169	1,090	1,230	15,400	-	55,848	8,561
- Institutional Clients	5,860	2,453	2,519	911	964	1,110	984	789	1,308	14,111	-	31,009	20,051

Total gross portfolio	2,135,722	339,444	124,134	117,062	45,692	42,814	35,756	64,407	30,798	757,223	-	3,693,052	354,376

	12-31-2019
Type of Portfolio	Up-to-date portfolio	1 - 30 days in arrears	31 - 60 days in arrears	61 - 90 days in arrears	91 - 120 days in arrears	121 - 150 days in arrears	151 - 180 days in arrears	181 - 210 days in arrears	211 - 250 days in arrears	More than 251 days in arrears	More than 365 days in arrears	Total Current	Total Non- Current
GENERATION AND TRANSMISSION
Non-renegotiated portfolio	291,263	17,089	8,196	184	856	32	47	89	629	50,592	-	368,977	82
- Large Clients	88,188	16,659	7,975	30	42	28	41	-	2	2,978	-	115,943	-
- Institutional Clients	96,283	-	-	-	-	-	-	-	-	-	-	96,283	-
- Other	106,792	430	221	154	814	4	6	89	627	47,614	-	156,751	82
Renegotiated portfolio	52,088	-	-	-	-	-	-	-	-	45	-	52,133	8
- Large Clients	-	-	-	-	-	-	-	-	-	-	-	-	8
- Institutional Clients	42,283	-	-	-	-	-	-	-	-	-	-	42,283	-
- Other	9,805	-	-	-	-	-	-	-	-	45	-	9,850	-

DISTRIBUTION
Non-renegotiated portfolio	1,216,141	349,939	105,348	47,711	35,716	29,563	28,161	53,369	38,063	652,127	-	2,556,138	62,531
- Mass-market Clients	676,406	244,837	78,862	32,485	25,178	19,480	19,818	42,643	26,041	460,446	-	1,626,196	9,309
- Large Clients	402,342	73,848	15,150	7,146	5,982	4,874	3,200	6,532	4,586	124,871	-	648,531	8,111
- Institutional Clients	137,393	31,254	11,336	8,080	4,556	5,209	5,143	4,194	7,436	66,810	-	281,411	45,111
Renegotiated portfolio	75,230	19,590	11,307	10,488	10,110	8,851	7,789	7,522	7,463	83,447	-	241,797	59,807
- Mass-market Clients	44,612	13,834	8,409	6,730	6,516	5,730	5,328	4,849	5,055	54,682	-	155,745	25,271
- Large Clients	12,758	2,346	1,492	1,845	1,719	1,072	994	930	744	12,089	-	35,989	7,845
- Institutional Clients	17,860	3,410	1,406	1,913	1,875	2,049	1,467	1,743	1,664	16,676	-	50,063	26,691

Total gross portfolio	1,634,722	386,618	124,851	58,383	46,682	38,446	35,997	60,980	46,155	786,211	-	3,219,045	122,428

Appendix 2.2 Estimated Sales and Purchases of Energy and Capacity

APPENDIX 2.2 ESTIMATED SALES AND PURCHASES OF CAPACITY AND TOLL

This appendix forms an integral part of these consolidated financial statements.

Country	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	12-31-2020		12-31-2019		12-31-2020		12-31-2019		12-31-2020		12-31-2019		12-31-2020		12-31-2019		12-31-2020		12-31-2019
BALANCE	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Current accounts receivable from related parties	-	-	-	-	-	-	-	-	-	-	-	-	31,286	19	2,452	15	31,286	19	2,452	15
Non-current accounts receivable from related parties	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Trade and other receivables, current	139,254	11,961	131,740	8,820	61,975	12,240	62,526	12,538	77,421	-	110,830	-	745,630	3,952	475,319	6,531	1,024,280	28,153	780,415	27,889
Trade and other receivables, non-current	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Total Asset Estimate	139,254	11,961	131,740	8,820	61,975	12,240	62,526	12,538	77,421	-	110,830	-	766,916	3,971	477,771	6,546	1,055,566	28,172	782,867	27,904
Current accounts payable to related parties	677	-	763	-	-	-	-	-	-	-	-	-	33,351	-	12,957	519	34,028	-	13,720	519
Non-urrent accounts payable to related parties	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Trade and other payables, current	30,139	12,246	43,633	13,176	52,233	9,763	37,502	11,837	38,689	-	55,194	-	1,120,722	59,673	697,292	159,478	1,241,783	81,682	833,621	184,491
Trade and other payables, non-current	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Total Liability Estimate	30,816	12,246	44,396	13,176	52,233	9,763	37,502	11,837	38,689	-	55,194	-	1,154,073	59,673	710,249	159,997	1,275,811	81,682	847,341	185,010

Country	COLOMBIA				PERU				ARGENTINA				BRAZIL				TOTAL
	2020		2019		2020		2019		2020		2019		2020		2019		2020		2019
INCOME STATEMENT	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls	Energy and capacity	Tolls
Energy sales	129,017	11,081	131,876	8,830	64,115	12,663	62,137	12,459	75,346	-	121,961	-	782,533	4,193	487,525	6,814	1,051,011	27,937	803,499	28,103
Energy purchases	28,552	11,345	44,440	13,189	54,038	10,100	37,269	11,763	38,686	-	55,194	-	1,167,029	60,048	727,249	163,126	1,288,305	81,493	864,152	188,078